Notes Payable - Schedule of Balances of Notes Payable (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Balance	[1]	$ 10,386,612	$ 6,594,442
Jiuxin Medicine [Member] | 12/27/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 27, 2023
Maturity date	[1]	Jun. 27, 2024
Balance	[1]		415,495
Jiuxin Medicine [Member] | 12/28/23 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 28, 2023
Maturity date	[1]	Jun. 28, 2024
Balance	[1]		1,689,726
Jiuxin Medicine [Member] | 01/11/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 11, 2024
Maturity date	[1]	Jul. 11, 2024
Balance	[1]		3,234,494
Jiuxin Medicine [Member] | 02/06/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Feb. 06, 2024
Maturity date	[1]	Aug. 06, 2024
Balance	[1]		186,973
Jiuxin Medicine [Member] | 03/15/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 15, 2024
Maturity date	[1]	Sep. 15, 2024
Balance	[1]		415,495
Jiuxin Medicine [Member] | 03/28/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 28, 2024
Maturity date	[1]	Sep. 28, 2024
Balance	[1]		293,080
Jiuxin Medicine [Member] | 03/29/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Mar. 29, 2024
Maturity date	[1]	Sep. 29, 2024
Balance	[1]		359,179
Jiuxin Medicine [Member] | 12/11/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 11, 2024
Maturity date	[1]	Jun. 11, 2025
Balance	[1]	$ 2,692,363
Jiuxin Medicine [Member] | 12/20/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 20, 2024
Maturity date	[1]	Jun. 20, 2025
Balance	[1]	$ 3,145,863
Allright [Member] | 12/20/24 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Dec. 20, 2024
Maturity date	[1]	Jun. 20, 2025
Balance	[1]	$ 3,716,533
Allright [Member] | 01/02/25 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 02, 2025
Maturity date	[1]	Jul. 02, 2025
Balance	[1]	$ 551,215
Allright [Member] | 01/13/25 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 13, 2025
Maturity date	[1]	Jul. 13, 2025
Balance	[1]	$ 92,235
Allright [Member] | 01/14/25 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 14, 2025
Maturity date	[1]	Jul. 14, 2025
Balance	[1]	$ 51,835
Allright [Member] | 01/26/25 [Member] | Hangzhou United Bank [Member]
Debt Instrument [Line Items]
Endorser	[1]	HUB
Origination date	[1]	Jan. 26, 2025
Maturity date	[1]	Jul. 26, 2025
Balance	[1]	$ 136,568

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2024, the Company had $6,594,442 (RMB47,613,849) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $1,978,333 (RMB 14,284,155 ) with HUB as collateral against these bank notes.